Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2016-A									PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2016

A.	DATES						Begin	End	# days

1	Payment Date							1/17/2017
2	Collection Period						12/1/2016	12/31/2016	31
3	Monthly Interest Period-Actual						12/15/2016	1/16/2017	33
4	Monthly Interest - Scheduled						12/15/2016	1/14/2017	30

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		117,000,000.00	8,526,346.12	-	-	8,526,346.12	-	0.0000000
6	Class A-2a Notes		213,000,000.00	213,000,000.00	-	-	5,300,076.10	207,699,923.90	0.9751170
7	Class A-2b Notes		213,000,000.00	213,000,000.00	-	-	5,300,076.10	207,699,923.90	0.9751170
8	Class A-3 Notes		305,000,000.00	305,000,000.00	-	-	-	305,000,000.00	1.0000000
9	Class A-4 Notes		93,282,000.00	93,282,000.00	-	-	-	93,282,000.00	1.0000000
10	Total Class A Notes		941,282,000.00	832,808,346.12	0.00	0.00	19,126,498.32	813,681,847.80
11	Class B Notes		45,445,000.00	45,445,000.00	-	-	-	45,445,000.00	1.0000000

12	Total Notes		$986,727,000.00	878,253,346.12	$0.00	$0.00	$19,126,498.32	859,126,847.80

	Overcollateralization
13	Exchange Note		113,612,876.07	104,469,620.96				102,556,971.12
14	Series 2016-A Notes		35,788,884.61	61,973,242.48				63,885,892.32

15	Total Overcollateralization		149,401,760.68	166,442,863.44				166,442,863.44
16	Total Target Overcollateralization		$166,442,863.44	166,442,863.44				166,442,863.44

		One-Month LIBOR		Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
			Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.63000%	4,923.96	0.0420851	8,526,346.12	72.8747532	0.00
18	Class A-2a Notes		1.20000%	213,000.00	1.0000000	5,300,076.10	24.8829864	0.00
19	Class A-2b Notes	0.70389%	1.11389%	217,487.02	1.0210658	5,300,076.10	24.8829864	0.00
20	Class A-3 Notes		1.45000%	368,541.67	1.2083333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.61000%	125,153.35	1.3416667	0.00	0.0000000	0.00
22	Total Class A Notes			929,106.00	0.9870645	19,126,498.32	20.3196261	0.00
23	Class B Notes		1.85000%	70,061.04	1.5416666	0.00	0.0000000	0.00

24	Totals			999,167.04	1.0126074	19,126,498.32	19.3837792	0.00
		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		1,022,515,884.61	940,226,588.60				923,012,740.12

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			1,136,128,760.68	1,025,569,711.24
28	Aggregate Base Residual Value (Not Discounted)			783,208,533.21	751,792,537.93

	Turn-in Units			Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month			30	155,701.49
30	Turn-in Ratio on Scheduled Terminations					26.67%

				Units	Securitization Value
31	Securitization Value — Beginning of Period			47,313	1,044,696,209.56
32	Depreciation/Payments				(10,598,484.64)
33	Gross Credit Losses			(92)	(2,104,069.55)
34	Early Terminations — Regular			(4)	(100,603.11)
35	Scheduled Terminations — Returned			(28)	(458,696.82)
36	Payoff Units & Lease Reversals			(242)	(5,864,644.20)
37	Repurchased Leases			-	-

38	Securitization Value - End of Period			46,947	1,025,569,711.24

World Omni Automobile Lease Securitization Trust 2016-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2016

C.	SERVICING FEE

39	Servicing Fee Due				870,580.17

40	Unpaid Servicing Fees - Prior Collection Periods				0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(15,387.14)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)				5,680,643.80
43	Beginning Reserve Account Balance				5,680,643.80
44	Ending Reserve Account Balance				5,680,643.80

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	46,440	99.17%	1,014,072,198.88
46	31 - 60 Days Delinquent	319	0.68%	7,328,617.63
47	61 - 90 Days Delinquent	59	0.12%	1,297,863.88
48	91 -120 Days Delinquent	13	0.03%	327,087.85
49	121+ Days Delinquent	-	0.00%	-

50	Total	46,831	100.00%	1,023,025,768.24

51	Total 61+ Delinquent as % End of Period Securitization Value					0.16%
52	Delinquency Trigger Occurred					NO

53	Prepayment Speed (1 Month)					0.70%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				32	559,299.93
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(561,438.57)
56	Less: Excess Wear and Tear Received in Current Period					(791.00)
57	Less: Excess Mileage Received in Current Period					(104.22)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					(3,033.86)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio					0.00%
60	Prior Period Net Residual Losses/(Gains) Ratio					0.00%
61	Second Prior Period Net Residual Losses/(Gains) Ratio					0.00%
62	Third Prior Period Net Residual Losses/(Gains) Ratio					0.02%
63	Four Month Average					0.01%

64	Beginning Cumulative Net Residual Losses					37,306.10
65	Current Period Net Residual Losses					(3,033.86)

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					34,272.24

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.00%

	Credit Losses:				Units	Amounts
68	Aggregate Securitization Value on charged-off units				92	2,104,069.55
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(1,300,186.96)

70	Current Period Net Credit Losses/(Gains)					803,882.59

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio					0.92%
72	Prior Period Net Credit Losses/(Gains) Ratio					0.53%
73	Second Prior Period Net Credit Losses/(Gains) Ratio					0.44%
74	Third Prior Period Net Credit Losses/(Gains) Ratio					0.32%
75	Four Month Average					0.55%

76	Beginning Cumulative Net Credit Losses					1,245,840.22
77	Current Period Net Credit Losses					803,882.59

78	Ending Cumulative Net Credit Losses					2,049,722.81

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.18%

World Omni Automobile Lease Securitization Trust 2016-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	15,376,283.58
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	479,616.23
82	Liquidation Proceeds, Recoveries & Expenses	1,058,196.03
83	Insurance Proceeds	241,990.93
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	82,717.56
85	Payoff Payments	6,506,457.22
86	All Other Payments Received	-

87	Collected Amounts	23,745,261.55

88	Investment Earnings on Collection Account	6,602.39

89	Total Collected Amounts - Available for Distribution	23,751,863.94

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	870,580.17
91	Interest on the Exchange Note - to the Trust Collection Account	1,449,515.99
92	Principal on the Exchange Note - to the Trust Collection Account	17,213,848.48
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,582,669.57
94	Remaining Funds Payable to Trust Collection Account	635,249.73

95	Total Distributions	23,751,863.94

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	22,881,283.77

97	Investment Earnings on Reserve Account	1,688.85

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	22,882,972.62

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	43,529.01
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	929,106.00
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	70,061.04
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	19,126,498.32
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	2,713,778.25

110	Total Distributions	22,882,972.62